SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Accumulated amortization	$ 13,204	$ 15,556
Less: valuation allowance	(13,204)
Deferred tax assets, net		$ 15,556